Taxation (Details) - Schedule of Components of the Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax expense
Deferred income tax expense (benefit)	(434,320)	132,208	(732,868)
Total income tax (benefit) expense	$ (434,320)	$ 132,208	$ (732,868)